Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 2.8%
11,807		ASX Ltd.	$ 696,097	0.4
127,116		Aurizon Holdings Ltd.	357,947	0.2
17,088		Australia & New Zealand Banking Group Ltd.	381,154	0.2
29,814		BHP Group Ltd.	1,104,324	0.7
20,097		Brambles Ltd.	168,272	0.1
8,923		Fortescue Metals Group Ltd.	152,389	0.1
25,472		Goodman Group	380,364	0.2
167,193		Medibank Pvt Ltd.	404,075	0.2
13,368		Rio Tinto Ltd.	1,268,012	0.7
			4,912,634	2.8

		Belgium: 0.3%
6,003		UCB S.A.	563,471	0.3

		Canada: 4.5%
17,228		BCE, Inc.	856,516	0.5
7,231		Canadian Imperial Bank of Commerce - XTSE	852,720	0.5
6,241		Canadian Natural Resources Ltd.	216,204	0.1
644		Constellation Software, Inc./Canada	924,315	0.5
2,057		Franco-Nevada Corp.	307,703	0.2
8,541		National Bank Of Canada	666,566	0.4
16,522		Quebecor, Inc.	449,002	0.2
13,237		Royal Bank of Canada	1,376,460	0.8
45,513		TELUS Corp.	1,027,014	0.6
9,450		Waste Connections, Inc.	1,147,608	0.7
			7,824,108	4.5

		China: 0.4%
177,500		BOC Hong Kong Holdings Ltd.	654,725	0.4

		Denmark: 0.7%
91		AP Moller - Maersk A/S - Class B	250,987	0.2
12,184		Novozymes A/S	889,178	0.5
			1,140,165	0.7

		Finland: 0.7%
11,462		Kone Oyj	932,509	0.5
5,543		Orion Oyj	244,733	0.2
			1,177,242	0.7

		France: 1.4%
7,329	(1)	Cie de Saint-Gobain	491,974	0.3
3,920		Legrand S.A.	411,195	0.2
50,019		Orange SA	638,312	0.4
3,642		Schneider Electric SE	579,661	0.3
7,929		Vivendi SE	288,771	0.2
			2,409,913	1.4

		Germany: 2.7%
22,983		Deutsche Post AG	1,561,151	0.9
65,673		Deutsche Telekom AG	1,366,800	0.8
15,473		RWE AG	587,975	0.3
3,735	(2)	Scout24 AG	303,932	0.2
999		Siemens AG	163,974	0.1
5,620		Symrise AG	747,488	0.4
			4,731,320	2.7

		Hong Kong: 1.5%
17,400		ASM Pacific Technology Ltd.	229,497	0.1
76,500		CK Hutchison Holdings Ltd.	609,888	0.4
75,500		CLP Holdings Ltd.	779,105	0.4
11,700		Hong Kong Exchanges and Clearing Ltd.	720,048	0.4
52,500		Power Assets Holdings Ltd.	329,394	0.2
			2,667,932	1.5

		Ireland: 1.2%
5,405		CRH PLC	282,774	0.2
11,011		Medtronic PLC	1,393,882	0.8
8,577		Smurfit Kappa PLC	454,379	0.2
			2,131,035	1.2

		Israel: 0.3%
63,249	(1)	Bank Leumi Le-Israel BM	507,562	0.3

		Italy: 1.5%
1,592		DiaSorin SpA	279,770	0.2
300,159		Intesa Sanpaolo SpA	881,260	0.5
27,269	(2)	Poste Italiane SpA	382,338	0.2
94,387		Snam SpA	555,456	0.3
74,975		Terna SPA	572,898	0.3
			2,671,722	1.5

		Japan: 7.7%
21,600		Amada Co. Ltd.	233,338	0.1
13,100		Dai Nippon Printing Co., Ltd.	284,007	0.2
800		Daikin Industries Ltd.	159,981	0.1
206,100		ENEOS Holdings, Inc.	851,165	0.5
3,200		Hoya Corp.	420,484	0.2
19,800		Japan Tobacco, Inc.	393,333	0.2
19,900		KDDI Corp.	678,365	0.4
6,800		Lawson, Inc.	311,122	0.2
18,600		Lixil Corp.	504,365	0.3
4,300		McDonald's Holdings Co. Japan Ltd.	192,794	0.1
77,600		Mitsubishi UFJ Financial Group, Inc.	445,668	0.2
1,300		Nintendo Co., Ltd.	804,980	0.5
24,600		Nippon Telegraph & Telephone Corp.	666,175	0.4
2,700		Nissan Chemical Corp.	141,312	0.1
24,200		Osaka Gas Co., Ltd.	462,979	0.3
1,500		Rohm Co., Ltd.	140,518	0.1
10,200		Secom Co., Ltd.	806,218	0.5
32,700		Sekisui House Ltd.	688,202	0.4
900		SMC Corp.	541,487	0.3
55,900		SoftBank Corp.	716,751	0.4
32,200		Sumitomo Chemical Co., Ltd.	178,580	0.1
19,000		Sumitomo Mitsui Financial Group, Inc.	694,652	0.4
23,600		Sumitomo Mitsui Trust Holdings, Inc.	825,055	0.5

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
5,800		Sundrug Co., Ltd.	$ 196,778	0.1
30,900		T&D Holdings, Inc.	420,322	0.2
11,000		Teijin Ltd.	181,026	0.1
10,400		Tokyo Gas Co., Ltd.	205,962	0.1
9,800		Trend Micro, Inc.	497,703	0.3
2,700		Tsuruha Holdings, Inc.	328,468	0.2
10,600		Welcia Holdings Co. Ltd.	326,681	0.2
			13,298,471	7.7

		Netherlands: 1.4%
1,682		ASM International NV	526,062	0.3
774		ASML Holding NV	522,908	0.3
21,240		Koninklijke Ahold Delhaize NV	618,347	0.4
3,684		Koninklijke DSM NV	678,850	0.4
			2,346,167	1.4

		New Zealand: 0.1%
60,867		Spark New Zealand Ltd.	198,122	0.1

		Norway: 0.1%
4,687		Yara International ASA	250,024	0.1

		Singapore: 0.2%
54,900		Singapore Exchange Ltd.	430,938	0.2

		Spain: 0.6%
12,508		Enagas	293,802	0.2
24,411		Endesa S.A.	703,802	0.4
			997,604	0.6

		Sweden: 0.3%
54,423		Swedish Match AB	504,565	0.3

		Switzerland: 2.0%
8,358		Holcim Ltd.	500,048	0.3
6,112		Nestle SA	754,943	0.4
2,368		Roche Holding AG	828,922	0.5
987	(1)	Sonova Holding AG - Reg	348,925	0.2
2,490		Zurich Insurance Group AG	1,047,297	0.6
			3,480,135	2.0

		United Kingdom: 4.8%
33,668		3i Group PLC	592,439	0.3
41,920		BAE Systems PLC	312,215	0.2
21,943		British American Tobacco PLC	845,137	0.5
3,880		Croda International PLC	384,006	0.2
86,547		Direct Line Insurance Group PLC	365,375	0.2
55,458		GlaxoSmithKline PLC	1,057,792	0.6
9,948		Hikma Pharmaceuticals PLC	344,577	0.2
28,095		Imperial Brands PLC	636,990	0.4
6,721		London Stock Exchange Group PLC	721,171	0.4
2,647		Reckitt Benckiser Group PLC	238,754	0.1
65,489		Sage Group PLC/The	608,998	0.4
19,461		Segro PLC	287,761	0.2
3,390		Unilever PLC	203,307	0.1
22,123		United Utilities Group PLC	307,566	0.2
499,691		Vodafone Group PLC	905,964	0.5
2,067		Willis Towers Watson PLC	540,231	0.3
			8,352,283	4.8

		United States: 62.3%
17,509		AbbVie, Inc.	1,982,019	1.1
9,441		Aflac, Inc.	535,116	0.3
6,806		Agilent Technologies, Inc.	940,113	0.5
1,153		Alexandria Real Estate Equities, Inc.	205,534	0.1
5,974		Allison Transmission Holdings, Inc.	252,760	0.1
9,445		Allstate Corp.	1,290,281	0.7
6,497		Ally Financial, Inc.	355,451	0.2
29,015		Altria Group, Inc.	1,428,118	0.8
11,974		Amdocs Ltd.	935,169	0.5
8,859		American Homes 4 Rent	337,262	0.2
1,928		American Tower Corp.	492,527	0.3
6,910		American Water Works Co., Inc.	1,071,188	0.6
3,827		Ameriprise Financial, Inc.	994,408	0.6
5,539		Amgen, Inc.	1,317,950	0.8
100,118		Antero Midstream Corp.	961,133	0.6
1,227		Anthem, Inc.	488,616	0.3
2,710		AO Smith Corp.	192,600	0.1
82,017		Apartment Investment and Management Co.	578,220	0.3
6,415		Applied Materials, Inc.	886,104	0.5
4,353		Aptargroup, Inc.	641,240	0.4
5,240		Assurant, Inc.	844,426	0.5
5,551		Avnet, Inc.	244,577	0.1
24,073		Bank of America Corp.	1,020,454	0.6
2,005		Bank of Hawaii Corp.	179,929	0.1
14,736		Bank OZK	629,375	0.4
1,809		Blackrock, Inc.	1,586,565	0.9
10,660		Booz Allen Hamilton Holding Corp.	905,354	0.5
21,399		Bristol-Myers Squibb Co.	1,406,342	0.8
6,142		Brookfield Renewable Corp.	262,346	0.2
4,226		Capital One Financial Corp.	679,456	0.4
1,592		Carlisle Cos., Inc.	306,173	0.2
966		Chemed Corp.	474,634	0.3
5,574		Chevron Corp.	578,525	0.3
3,434		Church & Dwight Co., Inc.	294,397	0.2
1,090		Cigna Corp.	282,147	0.2
42,397		Cisco Systems, Inc.	2,242,801	1.3
12,851		Citigroup, Inc.	1,011,502	0.6
15,822		Colgate-Palmolive Co.	1,325,567	0.8
9,016		Commerce Bancshares, Inc.	702,166	0.4
8,374		ConocoPhillips	466,767	0.3
16,628		Corporate Office Properties Trust SBI MD	458,933	0.3
8,804		Devon Energy Corp.	233,834	0.1
3,940		Dollar General Corp.	799,662	0.5
4,949		DTE Energy Co.	682,913	0.4
4,956		Duke Energy Corp.	496,690	0.3

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,351	Duke Realty Corp.	$ 295,067	0.2
19,733	eBay, Inc.	1,201,345	0.7
1,877	Electronic Arts, Inc.	268,280	0.2
8,522	Entergy Corp.	897,026	0.5
837	Equinix, Inc.	616,635	0.4
112,955	Equitrans Midstream Corp.	930,749	0.5
1,603	Everest Re Group Ltd.	416,716	0.2
11,683	Evergy, Inc.	724,229	0.4
4,612	Exelon Corp.	208,093	0.1
2,031	FedEx Corp.	639,379	0.4
6,868	Fifth Third Bancorp	289,418	0.2
8,780	First American Financial Corp.	564,642	0.3
9,828	Flowers Foods, Inc.	236,757	0.1
3,904	FMC Corp.	455,558	0.3
8,863	Gaming and Leisure Properties, Inc.	410,889	0.2
3,382	Garmin Ltd.	481,056	0.3
16,304	General Mills, Inc.	1,024,869	0.6
24,791	Gentex Corp.	880,081	0.5
17,414	Gilead Sciences, Inc.	1,151,240	0.7
30,745	GrafTech International Ltd.	408,294	0.2
4,560	Hanover Insurance Group, Inc.	636,074	0.4
3,583	Hartford Financial Services Group, Inc.	234,149	0.1
5,495	Hershey Co.	950,910	0.5
7,507	Honeywell International, Inc.	1,733,441	1.0
496	Humana, Inc.	217,099	0.1
2,181	Intuit, Inc.	957,655	0.6
16,700	Invitation Homes, Inc.	605,709	0.4
14,119	Johnson & Johnson	2,389,641	1.4
11,510	Johnson Controls International plc	765,875	0.4
10,705	JPMorgan Chase & Co.	1,758,189	1.0
7,308	Kimberly-Clark Corp.	954,644	0.6
52,503	Kinder Morgan, Inc.	962,905	0.6
2,645	KLA Corp.	838,174	0.5
17,768	Knight-Swift Transportation Holdings, Inc.	848,067	0.5
17,906	Kroger Co.	662,164	0.4
13,452	Lazard Ltd.	634,665	0.4
8,578	Leidos Holdings, Inc.	881,390	0.5
4,622	Life Storage, Inc.	459,612	0.3
1,165	LPL Financial Holdings, Inc.	172,280	0.1
1,475	MarketAxess Holdings, Inc.	688,147	0.4
11,527	Masco Corp.	695,193	0.4
4,840	McKesson Corp.	931,168	0.5
20,188	Merck & Co., Inc.	1,532,067	0.9
3,762	Metlife, Inc.	245,884	0.1
3,794	Microsoft Corp.	947,286	0.5
8,591	Mondelez International, Inc.	545,786	0.3
1,291	Monolithic Power Systems, Inc.	442,968	0.3
3,019	MSC Industrial Direct Co.	284,994	0.2
1,872	MSCI, Inc. - Class A	876,339	0.5
7,071	Nasdaq, Inc.	1,184,110	0.7
6,930	National Fuel Gas Co.	359,598	0.2
956	NewMarket Corp.	328,128	0.2
14,162	OGE Energy Corp.	488,589	0.3
8,152	Old Republic International Corp.	214,072	0.1
6,662	Packaging Corp. of America	990,306	0.6
11,089	PepsiCo, Inc.	1,640,507	0.9
41,830	Pfizer, Inc.	1,620,076	0.9
14,586	Philip Morris International, Inc.	1,406,528	0.8
8,858	Phillips 66	746,021	0.4
3,453	Pinnacle West Capital Corp.	292,055	0.2
2,955	Pioneer Natural Resources Co.	449,721	0.3
13,438	Procter & Gamble Co.	1,812,114	1.0
11,281	Progressive Corp.	1,117,721	0.6
5,624	Qualcomm, Inc.	756,653	0.4
1,293	Regal Beloit Corp.	183,903	0.1
12,186	Regions Financial Corp.	285,274	0.2
10,094	Republic Services, Inc.	1,102,063	0.6
1,155	Rockwell Automation, Inc.	304,597	0.2
2,282	Roper Technologies, Inc.	1,026,923	0.6
8,171	Royal Gold, Inc.	1,011,325	0.6
3,951	Ryder System, Inc.	323,152	0.2
2,571	S&P Global, Inc.	975,617	0.6
15,872	Service Corp. International	841,533	0.5
10,229	Silgan Holdings, Inc.	430,948	0.2
2,461	Stifel Financial Corp.	170,498	0.1
3,412	Sun Communities, Inc.	571,237	0.3
30,871	Switch, Inc.	582,536	0.3
9,160	Synchrony Financial	434,276	0.3
3,069	SYNNEX Corp.	388,535	0.2
6,743	T. Rowe Price Group, Inc.	1,290,273	0.7
7,350	Target Corp.	1,667,862	1.0
9,286	Texas Instruments, Inc.	1,762,669	1.0
1,844	Thermo Fisher Scientific, Inc.	865,758	0.5
1,377	Tractor Supply Co.	250,201	0.1
4,093	UMB Financial Corp.	395,834	0.2
2,020	United Parcel Service, Inc. - Class B	433,492	0.3
948	UnitedHealth Group, Inc.	390,500	0.2
9,181	US Bancorp	558,021	0.3
33,895	Verizon Communications, Inc.	1,914,729	1.1
19,274	VICI Properties, Inc.	600,000	0.3
25,033	Vistra Corp.	404,784	0.2
8,730	Waste Management, Inc.	1,228,136	0.7
18,159	Wells Fargo & Co.	848,388	0.5
11,399	Werner Enterprises, Inc.	547,038	0.3
4,569	Weyerhaeuser Co.	173,439	0.1
45,722	Williams Cos., Inc.	1,204,317	0.7
7,418	World Fuel Services Corp.	227,955	0.1
4,127	Yum! Brands, Inc.	495,116	0.3

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
5,066	Zoetis, Inc.	$ 895,061	0.5
		108,146,331	62.3

	Total Common Stock
	(Cost $140,788,721)	169,396,469	97.5

EXCHANGE-TRADED FUNDS: 1.6%
11,493	iShares Russell 1000 Value ETF	1,851,867	1.1
16,875	iShares MSCI EAFE Value Index ETF	909,731	0.5

	Total Exchange-Traded Funds
	(Cost $2,741,449)	2,761,598	1.6

	Total Investments in Securities (Cost $143,530,170)	$ 172,158,067	99.1
	Assets in Excess of Other Liabilities	1,565,727	0.9
	Net Assets	$ 173,723,794	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	21.5%
Industrials	13.0
Health Care	12.9
Consumer Staples	10.2
Information Technology	8.3
Materials	6.5
Communication Services	6.4
Utilities	6.2
Energy	4.5
Consumer Discretionary	4.3
Real Estate	3.7
Exchange-Traded Funds	1.6
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,912,634	$–	$4,912,634
Belgium	$–	$563,471	$–	$563,471
Canada	7,824,108	–	–	7,824,108
China	–	654,725	–	654,725
Denmark	–	1,140,165	–	1,140,165
Finland	–	1,177,242	–	1,177,242
France	–	2,409,913	–	2,409,913
Germany	–	4,731,320	–	4,731,320
Hong Kong	–	2,667,932	–	2,667,932
Ireland	1,393,882	737,153	–	2,131,035
Israel	–	507,562	–	507,562
Italy	–	2,671,722	–	2,671,722
Japan	326,681	12,971,790	–	13,298,471
Netherlands	–	2,346,167	–	2,346,167
New Zealand	–	198,122	–	198,122
Norway	–	250,024	–	250,024
Singapore	–	430,938	–	430,938
Spain	–	997,604	–	997,604
Sweden	–	504,565	–	504,565
Switzerland	–	3,480,135	–	3,480,135
United Kingdom	743,538	7,608,745	–	8,352,283
United States	108,146,331	–	–	108,146,331
Total Common Stock	118,434,540	50,961,929	–	169,396,469
Exchange-Traded Funds	2,761,598	–	–	2,761,598
Total Investments, at fair value	$121,196,138	$50,961,929	$–	$172,158,067
Other Financial Instruments+
Forward Foreign Currency Contracts	–	34,945	–	34,945
Total Assets	$121,196,138	$50,996,874	$–	$172,193,012
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,349,048)	$–	$(1,349,048)
Written Options	–	(1,071,457)	–	(1,071,457)
Total Liabilities	$–	$(2,420,505)	$–	$(2,420,505)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 806,100	USD 624,738	Citibank N.A.	06/07/21	$(3,302)
CAD 1,060,500	USD 878,788	Citibank N.A.	06/07/21	(933)
GBP 711,200	USD 1,005,901	Citibank N.A.	06/07/21	3,402
USD 7,223,888	CAD 9,100,000	Citibank N.A.	06/07/21	(308,861)
CHF 396,800	USD 443,263	Morgan Stanley & Co. International PLC	06/07/21	(2,072)
JPY 108,000,000	USD 988,728	Morgan Stanley & Co. International PLC	06/07/21	(5,397)
EUR 1,636,600	USD 2,004,758	State Street Bank and Trust Co.	06/07/21	(8,807)
JPY 187,905,500	USD 1,728,156	State Street Bank and Trust Co.	06/07/21	(17,291)
USD 5,107,370	AUD 6,700,000	State Street Bank and Trust Co.	06/07/21	(57,767)
USD 16,288,777	EUR 13,800,000	State Street Bank and Trust Co.	06/07/21	(541,313)
USD 3,734,157	CHF 3,500,000	State Street Bank and Trust Co.	06/07/21	(157,399)
USD 8,410,935	GBP 6,100,000	State Street Bank and Trust Co.	06/07/21	(245,906)
USD 15,509,911	JPY 1,700,000,000	State Street Bank and Trust Co.	06/07/21	31,543
				$(1,314,103)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

At May 31, 2021, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR® Fund	Morgan Stanley & Co. International PLC	Call	06/18/21	USD	71.350	196,772	USD	13,933,425	$130,657	$(141,474)
EURO STOXX 50® Index	Barclays Bank PLC	Call	06/04/21	EUR	4,054.950	1,519	EUR	6,183,181	62,274	(72,532)
Financial Select Sector SPDR® Fund	JPMorgan Chase Bank N.A.	Call	07/02/21	USD	37.960	627,994	USD	23,857,492	482,614	(463,648)
FTSE 100 Index	Barclays Bank PLC	Call	06/04/21	GBP	7,007.620	1,989	GBP	13,967,971	196,703	(158,482)
Health Care Select Sector SPDR® Fund	UBS AG	Call	07/02/21	USD	125.600	57,896	USD	7,155,946	82,797	(41,694)
Industrial Select Sector SPDR® Fund	Morgan Stanley & Co. International PLC	Call	06/18/21	USD	106.400	168,961	USD	17,761,180	299,044	(166,472)
Nikkei 225 Index	BNP Paribas Bank	Call	06/04/21	JPY	29,480.050	22,965	JPY	669,416,201	110,461	(27,155)
									$1,364,550	$(1,071,457)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $139,965,856.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,698,895
Gross Unrealized Depreciation	(857,412)
Net Unrealized Appreciation	$29,841,483